UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

				FORM  13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if amendment [ x ] ; Amendment Number: 1

This Amendment (Check only one): 	[x  ] is a restatement.
					[   ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:		Radiant Advisers LLC
Address:	745 Fifth Avenue, 34th Floor
		New York, NY 10151

13F File Number: 28-

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report of behalf of Reporting Manager

Name Dennis Shelhorse
Title	CFO
Phone	212 224-6336
Signature, Place and Date of Signing:

Dennis Shelhorse,  New York, New York August 14, 2001

Report Type (check only one.):

[ X]  13 F Holdings Report

[   ]  13F Notice

[   ]  13F Combination Report

List of Other Managers Reporting for this Manager

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Informational Table Entry Total: 48

Form 13F Informational Table Value Total: 101,801,000

List of Other Included Managers: Not Applicable

No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES, INC.          COM              00104Q107      287    15000 SH       SOLE                    15000
AMGEN INC                      COM              031162100     2731    45000 SH       SOLE                    45000
AOL-TIME WARNER, INC.          COM              02364J104     8386   158228 SH       SOLE                   158228
APPLE COMPUTER INC COM         COM              037833100     3488   150000 SH       SOLE                   150000
Active Power, Inc.             COM                             417    25000 SH       SOLE                    25000
CABLETRON SYSTEMS, INC.        COM                            2171    95000 SH       SOLE                    95000
COMVERSE TECHNOLOGY INC.       COM              205862402     1142    20000 SH       SOLE                    20000
COUNTRYWIDE CREDIT INDUSTRIES, COM                            1376    30000 SH       SOLE                    30000
Catalytica Energy Systems Inc. COM                             499    23000 SH       SOLE                    23000
DOUBLECLICK INC COM            COM              258609304      698    50000 SH       SOLE                    50000
EBAY INC COM                   COM              278642103     7328   107000 SH       SOLE                   107000
ENRON CORP                     COM                            1228    25000 SH       SOLE                    25000
GAP INC.                       COM              364760108     3625   125000 SH       SOLE                   125000
GEMSTAR-TV GUIDE INTL INC      COM              36866W106     8980   210800 SH       SOLE                   210800
GLOBAL CROSSING, LTD.          COM                            1728   200000 SH       SOLE                   200000
GOLDMAN SACHS GROUP COM        COM              38141G104     2329    27150 SH       SOLE                    27150
GOTO.COM INC                   COM                             195    10000 SH       SOLE                    10000
INTERNATIONAL GAME TECHNOLOGY  COM                            4393    70000 SH       SOLE                    70000
KINDER MORGAN                  COM              494559101     4020    80000 SH       SOLE                    80000
LEHMAN BROTHERS HOLDINGS       COM              524908100     5407    70000 SH       SOLE                    70000
MARVELL TECHNOLOGY GROUP INC.  COM              G5876H105     1345    50000 SH       SOLE                    50000
MAXYGEN INC.                   COM              577776107      631    32500 SH       SOLE                    32500
MEDIMMUNE INC                  COM              584699102     1180    25000 SH       SOLE                    25000
MERCURY INTERACTIVE CORP.      COM                            2995    50000 SH       SOLE                    50000
MICRO TUNE INC.                COM              59514P109     1100    50000 SH       SOLE                    50000
MICROSOFT CORP.                COM              594918104     7848   107500 SH       SOLE                   107500
NEOSE TECHNOLOGIES, INC.       COM              640522108     4257    94600 SH       SOLE                    94600
NEXTELL PARTNERS INC.          COM              65333F107     2638   170000 SH       SOLE                   170000
NOKIA CORPORATION              COM                            2064    93000 SH       SOLE                    93000
OPENWAVE SYSTEMS INC           COM              683718100      559    16105 SH       SOLE                    16105
ORION POWER HOLDINGS           COM              686286105      595    25000 SH       SOLE                    25000
PALM INC.                      COM              696642107     1821   300000 SH       SOLE                   300000
RELIANT RESOURCES INC.         COM                            1976    80000 SH       SOLE                    80000
TELECORP PCS A                 COM              879300101      969    50000 SH       SOLE                    50000
TELLIUM, INC.                  COM                             364    20000 SH       SOLE                    20000
THE SHAW GROUP, INC.           COM                            2206    55000 SH       SOLE                    55000
THQ, INC.                      COM                            2982    50000 SH       SOLE                    50000
XILINX, INC.                   COM                             619    15000 SH       SOLE                    15000
YIPES COMMUNICATIONS           COM                             600   153846 SH       SOLE                   153846
QQQ AUG CALLS @ $50.00 (QQQHX) CALL                           1200    10000 SH  CALL SOLE                    10000
QQQ AUG CALLS @ $55.00 (QUEHC) CALL                           1750    50000 SH  CALL SOLE                    50000
QQQ JUL CALLS @ $60.00 (QUEGH) CALL                             50    20000 SH  CALL SOLE                    20000
AMDOCS LTD. 144A 2.00000000 06 CONV                            941  1000000 PRN      SOLE                  1000000
Calpine Corp Convertible 144A  CONV             131347AX4      238   250000 PRN      SOLE                   250000
GLW 0.00% 11/15/2015 CONV NOTE CONV             219350AJ4       57   100000 PRN      SOLE                   100000
ITWO Convertible Subordinated  CONV             465754AD1       88   100000 PRN      SOLE                   100000
JNPR 4.75% 03/15/2007 CONV SUB CONV             48203RAA2       71   100000 PRN      SOLE                   100000
ORION POWER HOLDINGS, INC. 4.5 CONV                            233   250000 PRN      SOLE                   250000